Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net
	December 31
	2023	2022
	U.S. dollars in thousands
Cost:
Computers and software	204	124
Furniture and leasehold improvements	38	7
Electronic equipment	20	9
Machines and molds	72	-
	334	140
Less - accumulated depreciation	140	72
	194	68